Convertible Preferred Stock - Schedule of Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Proceeds Net of Issuance Costs		$ (226)
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	14,507,038	14,507,038
Shares Issued and Outstanding	14,507,038	14,507,038
Per Share Liquidation Preference	$ 0.71	$ 0.71
Aggregate Liquidation Amount	$ 10,300	$ 10,300
Proceeds Net of Issuance Costs	$ 10,211	$ 10,211
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	25,114,089	25,114,089
Shares Issued and Outstanding	25,114,089	25,114,089
Per Share Liquidation Preference	$ 1.8	$ 1.8
Aggregate Liquidation Amount	$ 45,300	$ 45,300
Proceeds Net of Issuance Costs	$ 45,170	$ 45,170
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	22,108,937	22,108,937
Shares Issued and Outstanding	22,108,937	22,108,937
Per Share Liquidation Preference	$ 3.84	$ 3.84
Aggregate Liquidation Amount	$ 84,920	$ 84,920
Proceeds Net of Issuance Costs	$ 84,689	$ 84,689
Total Convertible Preferred Stock
Class of Stock [Line Items]
Authorized Shares	61,730,064	61,730,064
Shares Issued and Outstanding	61,730,064	61,730,064
Aggregate Liquidation Amount	$ 140,520	$ 140,520
Proceeds Net of Issuance Costs	$ 140,070	$ 140,070